SUBSEQUENT EVENTS (Details) - USD ($)		3 Months Ended	5 Months Ended	12 Months Ended
	Apr. 28, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Mar. 31, 2021
Subsequent Event [Line Items]
Common stock, par value			$ 0.0001	$ 0.0001	$ 0.0001
Non-Redeemable ordinary shares issued to Sponsor		$ (1,291,890)	$ 25,000	$ 1,531,200
Minimum net intangible assets				$ 5,000,001	$ 5,000,001
Subsequent Event
Subsequent Event [Line Items]
Minimum net intangible assets	$ 5,000,001
PIPE Investors | Subscription Agreements | Subsequent Event
Subsequent Event [Line Items]
Common stock, par value	$ 0.0001
Shares issued	7,500,000
Non-Redeemable ordinary shares issued to Sponsor	$ 75,000,000
Shares issued price per share	$ 10.00